UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor
         New York, NY  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $508,685 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     1320    23181 SH       SOLE                    23181        0        0
CHEMTURA CORP                  COM NEW          163893209    49060  4325954 SH       SOLE                  4325954        0        0
CIT GROUP INC                  COM NEW          125581801    87530  2510122 SH       SOLE                  2510122        0        0
DYNEGY INC DEL                 COM              26817G300     9769  3526000 SH       SOLE                  3526000        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    19421  2234417 SH       SOLE                  2234417        0        0
EXCO RESOURCES INC             COM              269279402    72329  6921223 SH       SOLE                  6921223        0        0
FIRST BANCORP P R              COM NEW          318672706    20941  6000000 SH       SOLE                  6000000        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2211   518876 SH       SOLE                   518876        0        0
JAGUAR MNG INC                 COM              47009M103     2246   352000 SH       SOLE                   352000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     6382   196378 SH       SOLE                   196378        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     1977    70722 SH       SOLE                    70722        0        0
MACYS INC                      COM              55616P104     1996    62000 SH       SOLE                    62000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2212    43000 SH       SOLE                    43000        0        0
MOTRICITY INC                  COM              620107102      339   374403 SH       SOLE                   374403        0        0
NATIONAL CINEMEDIA INC         COM              635309107     4042   325961 SH       SOLE                   325961        0        0
QUAD / GRAPHICS INC            COM CL A         747301109     5448   379792 SH       SOLE                   379792        0        0
REALD INC                      COM              75604L105     1514   190589 SH       SOLE                   190589        0        0
REGAL BELOIT CORP              COM              758750103     1305    25600 SH       SOLE                    25600        0        0
REGAL ENTMT GROUP              CL A             758766109     2864   239812 SH       SOLE                   239812        0        0
SELECT COMFORT CORP            COM              81616X103     2300   106000 SH       SOLE                   106000        0        0
SEMGROUP CORP                  CL A             81663A105    22418   860168 SH       SOLE                   860168        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    30075  1097535 SH       SOLE                  1097535        0        0
STERLING FINL CORP WASH        COM NEW          859319303    35448  2122426 SH       SOLE                  2122426        0        0
SUFFOLK BANCORP                COM              864739107      693    64196 SH       SOLE                    64196        0        0
TREX CO INC                    COM              89531P105     1977    86264 SH       SOLE                    86264        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3685    78905 SH       SOLE                    78905        0        0
VISTEON CORP                   COM NEW          92839U206   109244  2187350 SH       SOLE                  2187350        0        0
WABASH NATL CORP               COM              929566107     2030   258800 SH       SOLE                   258800        0        0
WELLPOINT INC                  COM              94973V107     2650    40000 SH       SOLE                    40000        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     5259   527068 SH       SOLE                   527068        0        0